Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	FlexShopper, Inc.
Entity Central Index Key	0001397047
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Sep. 30, 2014